OLD MUTUAL FUNDS II

Supplement dated December 21, 2007

This Supplement updates certain information contained in the currently effective Class Z and Institutional Class shares Prospectus of Old Mutual Funds II (the “Trust”), as previously supplemented, dated June 4, 2007. You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Merger of Old Mutual Large Cap Growth Fund into Old Mutual Large Cap Growth Concentrated Fund

On December 18, 2007, the Trust’s Board of Trustees (the “Board”) approved a Plan of Reorganization which provides for the reorganization of Old Mutual Large Cap Growth Fund (“Large Cap Growth Fund”) with and into Old Mutual Large Cap Growth Concentrated Fund (“Large Cap Growth Concentrated Fund”) (the “Large Cap Growth Fund Merger”). The Plan of Reorganization related to the Large Cap Growth Fund Merger is subject to approval by shareholders of Large Cap Growth Fund at a Special Meeting of Shareholders to be held April 22, 2008, or at any adjournments thereof.

If shareholders of Large Cap Growth Fund approve the Plan of Reorganization and other closing conditions are satisfied, all of the assets and liabilities of Large Cap Growth Fund will become the assets and liabilities of Large Cap Growth Concentrated Fund. The value of each Large Cap Growth Fund shareholder’s account in the Large Cap Growth Concentrated Fund immediately after the Large Cap Growth Fund Merger will be the same as the value of such shareholder’s account with Large Cap Growth Fund immediately prior to the Large Cap Growth Fund Merger. It is expected that the transaction will constitute a tax-free reorganization for Federal income tax purposes. Thus, Large Cap Growth Fund shareholders are not expected to be subject to Federal income taxes as a direct result of the Large Cap Growth Fund Merger. Subject to shareholder approval, the Large Cap Growth Fund Merger is expected to be effective on or around April 25, 2008.

Large Cap Growth Fund shareholders of record as of January 1, 2008 will receive a combined Prospectus/Proxy Statement providing notice of the Special Meeting of Shareholders and details regarding the Large Cap Growth Fund Merger. The combined Prospectus/Proxy Statement will also be available on the Securities and Exchange Commission’s website at www.sec.gov or by contacting Old Mutual Funds at 888-772-2888.

Merger of Old Mutual Large Cap Fund into Old Mutual Focused Fund

On December 18, 2007, the Trust’s Board approved a Plan of Reorganization which provides for the reorganization of Old Mutual Large Cap Fund (“Large Cap Fund”) with and into Old Mutual Focused Fund (“Focused Fund”) (the “Large Cap Fund Merger”). The Plan of Reorganization related to the Large Cap Fund Merger is subject to approval by shareholders of Large Cap Fund at a Special Meeting of Shareholders to be held April 22, 2008, or at any adjournments thereof.

If shareholders of Large Cap Fund approve the Plan of Reorganization and other closing conditions are satisfied, all of the assets and liabilities of Large Cap Fund will become the assets and liabilities of Focused Fund. The value of each Large Cap Fund shareholder’s account in Focused Fund immediately after the Large Cap Fund Merger will be the same as the value of such shareholder’s account with Large Cap Fund immediately prior to the Large Cap Fund Merger. It is expected that the transaction will constitute a tax-free reorganization for Federal income tax purposes. Thus, Large Cap Fund shareholders are not expected to be subject to Federal income taxes as a direct result of the Large Cap Fund Merger. Subject to shareholder approval, the Large Cap Fund Merger is expected to be effective on or around April 25, 2008.

Large Cap Fund shareholders of record as of January 1, 2008 will receive a combined Prospectus/Proxy Statement providing notice of the Special Meeting of Shareholders and details regarding the Large Cap Fund Merger. The combined Prospectus/Proxy Statement will also be available on the Securities and Exchange Commission’s website at www.sec.gov or by contacting Old Mutual Funds at 888-772-2888.

OLD MUTUAL FUNDS II

Supplement dated December 21, 2007

This Supplement updates certain information contained in the currently effective Class Z and Institutional Class shares Prospectus of Old Mutual Funds II (the “Trust”), as previously supplemented, dated June 4, 2007. You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Merger of Old Mutual Large Cap Growth Fund into Old Mutual Large Cap Growth Concentrated Fund

On December 18, 2007, the Trust’s Board of Trustees (the “Board”) approved a Plan of Reorganization which provides for the reorganization of Old Mutual Large Cap Growth Fund (“Large Cap Growth Fund”) with and into Old Mutual Large Cap Growth Concentrated Fund (“Large Cap Growth Concentrated Fund”) (the “Large Cap Growth Fund Merger”). The Plan of Reorganization related to the Large Cap Growth Fund Merger is subject to approval by shareholders of Large Cap Growth Fund at a Special Meeting of Shareholders to be held April 22, 2008, or at any adjournments thereof.

If shareholders of Large Cap Growth Fund approve the Plan of Reorganization and other closing conditions are satisfied, all of the assets and liabilities of Large Cap Growth Fund will become the assets and liabilities of Large Cap Growth Concentrated Fund. The value of each Large Cap Growth Fund shareholder’s account in the Large Cap Growth Concentrated Fund immediately after the Large Cap Growth Fund Merger will be the same as the value of such shareholder’s account with Large Cap Growth Fund immediately prior to the Large Cap Growth Fund Merger. It is expected that the transaction will constitute a tax-free reorganization for Federal income tax purposes. Thus, Large Cap Growth Fund shareholders are not expected to be subject to Federal income taxes as a direct result of the Large Cap Growth Fund Merger. Subject to shareholder approval, the Large Cap Growth Fund Merger is expected to be effective on or around April 25, 2008.

Large Cap Growth Fund shareholders of record as of January 1, 2008 will receive a combined Prospectus/Proxy Statement providing notice of the Special Meeting of Shareholders and details regarding the Large Cap Growth Fund Merger. The combined Prospectus/Proxy Statement will also be available on the Securities and Exchange Commission’s website at www.sec.gov or by contacting Old Mutual Funds at 888-772-2888.

Merger of Old Mutual Large Cap Fund into Old Mutual Focused Fund

On December 18, 2007, the Trust’s Board approved a Plan of Reorganization which provides for the reorganization of Old Mutual Large Cap Fund (“Large Cap Fund”) with and into Old Mutual Focused Fund (“Focused Fund”) (the “Large Cap Fund Merger”). The Plan of Reorganization related to the Large Cap Fund Merger is subject to approval by shareholders of Large Cap Fund at a Special Meeting of Shareholders to be held April 22, 2008, or at any adjournments thereof.

If shareholders of Large Cap Fund approve the Plan of Reorganization and other closing conditions are satisfied, all of the assets and liabilities of Large Cap Fund will become the assets and liabilities of Focused Fund. The value of each Large Cap Fund shareholder’s account in Focused Fund immediately after the Large Cap Fund Merger will be the same as the value of such shareholder’s account with Large Cap Fund immediately prior to the Large Cap Fund Merger. It is expected that the transaction will constitute a tax-free reorganization for Federal income tax purposes. Thus, Large Cap Fund shareholders are not expected to be subject to Federal income taxes as a direct result of the Large Cap Fund Merger. Subject to shareholder approval, the Large Cap Fund Merger is expected to be effective on or around April 25, 2008.

Large Cap Fund shareholders of record as of January 1, 2008 will receive a combined Prospectus/Proxy Statement providing notice of the Special Meeting of Shareholders and details regarding the Large Cap Fund Merger. The combined Prospectus/Proxy Statement will also be available on the Securities and Exchange Commission’s website at www.sec.gov or by contacting Old Mutual Funds at 888-772-2888.